CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common unit, issued (in shares)	69,301,636	69,455,364
Common units, outstanding (in shares)	69,301,636	69,455,364
Preferred units, issued (in shares)	5,520,000	5,520,000
Preferred units, outstanding (in shares)	5,520,000	5,520,000
General Partners Units, issued (in shares)	1,436,391	1,436,391
General Partners Units, outstanding (in shares)	1,436,391	1,436,391